INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2015
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Earnings from continuing operations before income taxes consisted of the following:

Years ended June 30	2015	2014	2013
United States	$8,496	$8,513	$7,736
International	2,516	4,996	5,672
TOTAL	$11,012	$13,509	$13,408

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income taxes on continuing operations consisted of the following:

Years ended June 30	2015	2014	2013
CURRENT TAX EXPENSE
U.S. federal	$2,127	$1,399	$1,629
International	1,142	1,252	1,452
U.S. state and local	252	237	278
	3,521	2,888	3,359
DEFERRED TAX EXPENSE
U.S. federal	(607)	145	187
International and other	(189)	(182)	(484)
	(796)	(37)	(297)
TOTAL TAX EXPENSE	$2,725	$2,851	$3,062

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of the U.S. federal statutory income tax rate to our actual income tax rate on continuing operations is provided below:

Years ended June 30	2015	2014	2013
U.S. federal statutory income tax rate	35.0%	35.0%	35.0%
Country mix impacts of foreign operations	(14.0)%	(10.8)%	(7.4)%
Changes in uncertain tax positions	(0.9)%	(1.7)%	(2.0)%
Impairment adjustments	—%	—%	0.7%
Holding gain on joint venture buy-out	—%	—%	(1.5)%
Venezuela deconsolidation charge	6.6%	—%	—%
Other	(2.0)%	(1.4)%	(2.0)%
EFFECTIVE INCOME TAX RATE	24.7%	21.1%	22.8%

Summary of Income Tax Contingencies [Table Text Block]
A reconciliation of the beginning and ending liability for uncertain tax positions is as follows:

Years ended June 30	2015	2014	2013
BEGINNING OF YEAR	$1,437	$1,600	$1,773
Increases in tax positions for prior years	87	146	162
Decreases in tax positions for prior years	(146)	(296)	(225)
Increases in tax positions for current year	118	142	188
Settlements with taxing authorities	(250)	(135)	(195)
Lapse in statute of limitations	(27)	(33)	(98)
Currency translation	(123)	13	(5)
END OF YEAR	$1,096	$1,437	$1,600

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred income tax assets and liabilities were comprised of the following:

Years ended June 30	2015	2014
DEFERRED TAX ASSETS
Pension and postretirement benefits	$1,739	$1,938
Loss and other carryforwards	1,014	1,211
Stock-based compensation	949	1,060
Advance payments	281	—
Accrued marketing and promotion	266	258
Unrealized loss on financial and foreign exchange transactions	183	352
Fixed assets	139	115
Inventory	49	35
Accrued interest and taxes	48	66
Goodwill and other intangible assets	25	49
Other	814	809
Valuation allowances	(324)	(384)
TOTAL	$5,183	$5,509

DEFERRED TAX LIABILITIES
Goodwill and other intangible assets	$9,530	$10,764
Fixed assets	1,590	1,665
Unrealized gain on financial and foreign exchange transactions	353	43
Other	149	101
TOTAL	$11,622	$12,573